Acquisitions - Summary of Fair Value of Assets Acquired and Liabilities Assumed at The Date of Acquisition (Detail) $ in Millions, $ in Billions	Jun. 01, 2023 CAD ($)	Feb. 01, 2023 CAD ($)	Feb. 01, 2023 USD ($)	Dec. 01, 2022 CAD ($)
AIR MILES [Member]
Disclosure of business acquisitions by acquisition assets acquired and liabilities assumed [line items]
Securities	$ 668
Goodwill and intangible assets	391
Other assets	139
Deferred revenue	916
Intangible assets	152
Total fair value of identifiable assets acquired	1,198
Fair Value of Liabilities Assumed [Abstract]
Other liabilities	64
Total fair value of identifiable liabilities assumed	980
Goodwill	239
Purchase price	$ 218
Bank Of The West [Member]
Disclosure of business acquisitions by acquisition assets acquired and liabilities assumed [line items]
Purchase consideration		$ 18,382
Impact of forward contracts		(269)
Net purchase consideration		18,113
Securities		28,437
Residential mortgages		11,912
Consumer installment and other personal		20,268
Credit card		885
Business and government		43,418
Total loans		76,483
Other assets		9,155
Intangible assets		2,892
Total fair value of identifiable assets acquired		116,967
Fair Value of Liabilities Assumed [Abstract]
Deposits		91,711
Other liabilities		17,695
Total fair value of identifiable liabilities assumed		109,406
Non-controlling interest		16
Goodwill		10,568
Net purchase consideration		$ 18,113
Purchase price			$ 13.8
Radicle [member]
Disclosure of business acquisitions by acquisition assets acquired and liabilities assumed [line items]
Goodwill and intangible assets				$ 150
Other assets				85
Total fair value of identifiable assets acquired				235
Fair Value of Liabilities Assumed [Abstract]
Total fair value of identifiable liabilities assumed				40
Purchase price				$ 195